Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2026
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following:

	As of March 31,
	2025	2026
	HKD	HKD	US$
Leasehold improvements	$154,912	$154,912	$19,759
Furniture and office equipment	172,565	240,865	30,723
Computer software	2,480,000	2,480,000	316,327
Subtotal	2,807,477	2,875,777	366,809
Less: accumulated depreciation	(2,773,539)	(2,791,945)	(356,116)
Total	$33,938	$83,832	$10,693